COMMERCIAL PROPERTY REVENUE	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
COMMERCIAL PROPERTY REVENUE	COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2023	2022	2021
Base rent	$3,999	$3,153	$3,462
Straight-line rent	16	25	25
Lease termination	34	27	68
Other lease income(1)	728	662	662
Other revenue from tenants(2)	1,152	982	946
Total commercial property revenue	$5,929	$4,849	$5,163
(1)Other lease income includes parking revenue and recovery of property tax and insurance expense from tenants.
(2)Consists of recovery of certain operating expenses and other revenue from tenants which are accounted for in accordance with IFRS 15.
The partnership leases properties under operating leases generally with lease terms of between 1 and 15 years, with options to extend. Minimum rental commitments under non-cancellable tenant operating leases are as follows:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Less than 1 year	$3,625	$2,933
1-5 years	10,576	9,266
More than 5 years	9,284	8,559
Total	$23,485	$20,758
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2023	2022	2021
Investment income	$274	$518	$476
Fee revenue	436	285	255
Interest income	179	88	37
Dividend income	66	114	77
Other	5	—	19
Total investment and other revenue	$960	$1,005	$864